Common Stock and Preferred Stock	12 Months Ended
Dec. 31, 2024
Common Stock and Preferred Stock [Abstract]
Common Stock and Preferred Stock

Note 11. Common Stock and Preferred Stock

As of December 31, 2024, the Company is authorized to issue 510,000,000 shares, consisting of (a) 500,000,000 shares of common stock and (b) 10,000,000 shares of preferred stock (the “Preferred Stock”). On November 26, 2024, the Company’s shareholders voted at a Special Meeting to reduce the authorized shares of common stock to 450,000,000. The change became effective on January 27, 2025.

Common stock

The charter of the Company (the “Charter”) provides the following with respect to the rights, powers, preferences, and privileges of the common stock.

Voting power

Except as otherwise required by law or as otherwise provided in any certificate of designation for any series of preferred stock, the holders of common stock possess all voting power for the election of the Company’s directors and all other matters requiring stockholder action. Holders of common stock are entitled to one voter per share on matters to be voted on by stockholders. The Charter does not provide for cumulative voting rights.

Dividends

Subject to the rights, if any, of the holders of any outstanding shares of preferred stock, under the Charter, holders of common stock will be entitled to receive such dividends, if any, as may be declared from time to time by the Board of Directors in its discretion out of funds legally available therefor.

Liquidation, dissolution and winding-up

In the event of the Company’s voluntary or involuntary liquidation, dissolution, distribution of assets or winding-up, the holders of the common stock will be entitled to receive an equal amount per share of all of the Company’s assets of whatever kind available for distribution to stockholders after the rights of the holders of the Preferred Stock have been satisfied and after payment or provision for payment of the Company’s debts.

Preemptive or other rights

There are no preemptive rights or sinking fund provisions applicable to the shares of the Company’s common stock.

Preferred stock

The Charter provides that shares of preferred stock may be issued from time to time in one or more series. The Board of Directors is authorized to fix the voting rights, if any, designations, powers, preferences, the relative, participating, optional, or other special rights and any qualifications, limitations, and restrictions thereof, applicable to the shares of each series. The Company has no preferred stock outstanding at December 31, 2024 or 2023.